EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:				17-May-10

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$224,000,000.00
		(ii)	A-1 Note Pool Factor:	1.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$29,299,362.27
		per $1,000 original principal amount:		$130.80

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$29,299,362.27

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$53,486.22
			per $1,000 original principal amount:	$0.24

		(ii)	Class A-2 Notes:	$67,620.00
			per $1,000 original principal amount:	$0.46

		(iii)	Class A-3 Notes:	$225,170.00
			per $1,000 original principal amount:	$0.84

		(iv)	Class A-4 Notes:	$95,515.53
			per $1,000 original principal amount:	$1.36

		(v)	Total:	$441,791.75

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$750,621,849.87
		(ii)	at end of related Collection Period:	$720,601,251.19

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$747,429,380.00
		(ii)	at end of related Collection Period:	$718,130,017.73

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$817,221,129.39
		(ii)	at end of related Collection Period:	$783,869,142.46

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$194,700,637.73
		(ii)	A-1 Note Pool Factor:	0.8691993

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$625,518.21
	per $1,000 original principal amount:			$0.84
	(a)	Amount of Servicing Fee earned:		$625,518.21
	(b)	Amount of Servicing Fee paid:		$0.00
	(c)	Amount of Servicing Fee Shortfall:		$625,518.21

(7)	Amount of Administration Fee:			$100.00

(8)	Aggregate Purchase Amounts for Collection Period:			$0.00

(9)	(i)	Amount in Reserve Account:		$11,743,504.91
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$1,959,802.81
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.27%

(11)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%